INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES

4. INVENTORIES

Inventories consist of the following:

	At December 31,	At December 31,
	2021	2022
	$	$
Raw materials	155,433	310,394
Work-in-process	117,509	265,109
Finished goods	919,432	948,592
	1,192,374	1,524,095

Finished goods include modules of $163,078 and $161,138 as of December 31, 2021 and 2022, respectively, that allow solar energy systems to qualify for the U.S. Federal Investment Tax Credit by satisfying the 5% safe harbor method outlined in the U.S. Internal Revenue Service (IRS) guidance notice.

In 2020, 2021 and 2022, inventory was written down by $42,907, $14,070 and $7,475, respectively, to reflect the lower of cost and net realizable value.